                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2594
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                              MFS SERIES TRUST IV
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                  Date of reporting period: November 30, 2005
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) MONEY MARKET FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

ISSUER                                                                                          SHARES/PAR                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 14.5%
---------------------------------------------------------------------------------------------------------------------------------
Citibank N.A., 4.33%, due 2/23/06                                                            $  31,190,000           $ 31,190,000
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, NY, 3.96%, due 12/27/05                                             31,668,000             31,668,000
---------------------------------------------------------------------------------------------------------------------------------
Natexis Banque Populaires, NY, 3.975%, due 12/13/05                                             31,829,000             31,829,000
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA, 4.01%, due 12/12/05                                                        18,000,000             18,000,000
---------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit, at Amortized Cost and Value                                                           $112,687,000
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 85.8%<
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 4.03%, due 12/01/05                                        $  10,965,000           $ 10,965,000
---------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 3.96%, due 12/16/05                                             26,139,000             26,095,871
---------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.02%, due 1/12/06                                               5,935,000              5,907,165
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas Financial, Inc., 4.055%, due 12/16/05                                               10,000,000              9,983,104
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 3.98%, due 12/19/05                                                      21,709,000             21,665,799
---------------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC, 3.94%, due 12/02/05@                                                        21,856,000             21,853,608
---------------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC, 4.22%, due 1/17/06@                                                          3,658,000              3,637,846
---------------------------------------------------------------------------------------------------------------------------------
Ciesco LLC, 4%, due 12/14/05@                                                                    4,750,000              4,743,139
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 4.05%, due 1/11/06@                                        32,072,000             31,924,068
---------------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC, 4.17%, due 1/10/06@                                                             23,045,000             22,938,225
---------------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC, 4.22%, due 1/23/06@                                                              8,340,000              8,288,185
---------------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 3.96%, due 12/15/05                                                         13,615,000             13,594,033
---------------------------------------------------------------------------------------------------------------------------------
Dupont (E.I.) de Nemours & Co., 4.02%, due 12/15/05@                                            32,084,000             32,033,842
---------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 4.18%, due 2/01/06                                             31,756,000             31,527,392
---------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust, 4.04%, due 12/14/05                                                           31,189,000             31,143,499
---------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 4.03%, due 12/13/05@                                         27,027,000             26,990,694
---------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 4%, due 12/19/05@                                             4,380,000              4,371,240
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.91%, due 12/27/05                                             20,000,000             19,943,522
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 4.01%, due 12/27/05                                                       11,361,000             11,328,097
---------------------------------------------------------------------------------------------------------------------------------
Govco, Inc., 4.03%, due 1/12/06@                                                                32,055,000             31,904,288
---------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, 4.2%, due 2/15/06                                                   31,908,000             31,625,082
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HSBC USA, Inc., 3.92%, due 12/27/05                                                             32,024,000             31,933,337
---------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 4%, due 12/13/05@                                                 10,205,000             10,191,393
---------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 4.21%, due 1/24/06@                                               21,025,000             20,892,227
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 4.02%, due 12/08/05                                                     24,937,000             24,917,508
---------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 3.97%, due 12/05/05 - 12/15/05@                                           10,218,000             10,212,430
---------------------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp., 4.02%, due 12/09/05@                                       16,814,000             16,798,979
---------------------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp., 4.21%, due 1/19/06@                                        14,367,000             14,284,673
---------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC, 4.32%, due 2/28/06                                                          8,448,000              8,357,775
---------------------------------------------------------------------------------------------------------------------------------
Siemens Capital Co. LLC, 4.09%, due 12/23/05                                                       200,000                199,500
---------------------------------------------------------------------------------------------------------------------------------
Societe Generale North America, Inc., 3.93%, due 12/12/05                                       31,893,000             31,854,702
---------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., 4.03%, due 1/11/06                                                 12,912,000             12,852,738
---------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 3.86%, due 12/21/05@                                                   19,270,000             19,228,677
---------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 4.05%, due 1/10/06@                                                    12,745,000             12,687,648
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 3.96%, due 12/16/05                                                  32,055,000             32,002,109
---------------------------------------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 4.18%, due 1/12/06                                                     4,112,000              4,091,947
---------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 4.24%, due 2/07/06                                                      12,495,000             12,394,929
---------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                                                  $665,364,271
---------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                                       $778,051,271
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.3)%                                                                                (2,577,119)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $775,474,152
---------------------------------------------------------------------------------------------------------------------------------

< The rate shown represents an annualized yield at time of purchase.
@ Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
  Act of 1933.

Cost of investments for federal income tax purposes is $778,051,271.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


(C)2006 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) GOVERNMENT MONEY MARKET FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Government Money Market Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

ISSUER                                                                                          SHARES/PAR                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 75.9%<
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.9%, due 12/01/05                                                               $     861,000         $      861,000
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.86%, due 12/05/05                                                                  1,000,000                999,571
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.84%, due 12/12/05                                                                  1,500,000              1,498,240
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.87%, due 12/30/05                                                                    569,000                567,226
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.1%, due 1/06/06                                                                       81,000                 80,668
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.139%, due 1/25/06                                                                    103,000                102,349
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.14%, due 1/25/06                                                                     700,000                695,573
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.11%, due 1/26/06                                                                     255,000                253,370
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.18%, due 1/27/06                                                                     200,000                198,676
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.252%, due 3/08/06                                                                    900,000                889,689
---------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 3.933%, due 1/06/06                                                                  1,500,000              1,494,100
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.795%, due 12/27/05                                                       300,000                299,178
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.95%, due 12/28/05                                                      1,000,000                997,038
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Federal Home Loan Bank, 4.1%, due 1/25/06                                                        1,200,000              1,192,483
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.73%, due 12/05/05                                                                   610,000                609,747
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.83%, due 12/30/05                                                                 2,000,000              1,993,829
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.1%, due 1/10/06 - 1/24/06                                                         1,565,000              1,555,957
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.965%, due 1/17/06                                                                 2,000,000              1,989,647
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.23%, due 3/07/06                                                                    700,000                692,104
---------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations, at Amortized Cost and Value                                              $   16,970,445
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 24.4%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 4.01%, dated 11/30/05, due 12/01/05, total to be received
$2,233,249 (secured by various U.S. Treasury and Federal Agency obligations in a             $   2,233,000         $    2,233,000
jointly traded account)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 3.99%, dated 11/30/05, due 12/01/05, total to be received $1,005,111
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account)                                                                                  1,005,000              1,005,000
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 4.02%, dated 11/30/05, due 12/01/05, total to be received
$2,233,249 (secured by various U.S. Treasury and Federal Agency obligations in a
jointly traded account)                                                                          2,233,000              2,233,000
---------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                                               $    5,471,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                                     $   22,441,445
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.3)%                                                                                   (77,463)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $   22,363,982
---------------------------------------------------------------------------------------------------------------------------------

> The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $22,441,445.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

(C)2006 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) MID CAP GROWTH FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

ISSUER                                                                                          SHARES/PAR                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 100.2%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.^*                                                                               349,390         $    8,636,921
---------------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                               190,250             20,691,590
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,328,511
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Gentex Corp.^                                                                                      539,517         $   10,159,105
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.^                                                                            299,800         $   10,100,262
---------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                                325,150             12,274,413
---------------------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., "A"^*                                                                                133,200              5,068,260
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                          168,460              8,852,573
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,295,508
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                                                  291,290         $   13,448,859
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                     333,841             24,817,740
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                             498,270             25,257,306
---------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.^*                                                                      328,160              3,035,480
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                            291,930              9,461,451
---------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                   485,940             17,450,105
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   93,470,941
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^                                                                        898,310         $   12,109,219
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                           298,040             23,664,376
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   35,773,595
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                          72,880         $   25,810,452
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                            96,180              8,933,198
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                   349,800             42,902,970
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   77,646,620
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 10.4%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.^*                                                                      401,050         $   15,468,498
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                     1,374,700             36,333,321
---------------------------------------------------------------------------------------------------------------------------------
Brink's Co.^                                                                                       220,840             10,193,974
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.^                                                                     371,373             32,127,478
---------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                                 397,500             23,639,325
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                               324,290             29,604,434
---------------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"*                                                                      225,150              5,779,601
---------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                                                          443,150             17,238,535
---------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                                      390,990             16,581,886
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  186,967,052
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                                823,960         $   26,869,335
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                            625,510             13,317,108
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  2,472,897             43,696,090
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   83,882,533
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                                                          424,700         $   30,238,640
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                       348,000             11,487,480
---------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc.^*                                                                   353,800             21,712,706
---------------------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.^*                                                              257,030             12,286,034
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   75,724,860
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.###^                                                                   236,200         $    8,994,496
---------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                               239,000              9,342,510
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.^                                                                               216,160             15,180,917
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,517,923
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 10.9%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                                            1,053,200         $   39,937,344
---------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^                                                                                  562,670             28,803,077
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                                                    467,920             25,988,277
---------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.^*                                                                           540,060             13,323,280
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                               2,114,600             16,641,902
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.*                                                                                     490,290             25,034,207
---------------------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc.*                                                                        246,598              6,781,445
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                     1,527,350             40,383,134
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  196,892,666
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                 151,930         $   18,614,463
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.^                                                             178,580         $   17,411,550
---------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.^*                                                                 525,700              5,966,695
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,378,245
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                      677,400         $   19,881,690
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                             671,050         $    6,462,212
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                      372,300             17,125,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,588,012
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc.*                                                                                  474,500         $   24,213,735
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                           343,590         $   19,069,245
---------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                                  247,800              8,536,710
---------------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd.^                                                                                    265,400             18,121,512
---------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings                                                                      78,750              2,398,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   48,126,192
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                             469,790         $   26,477,364
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                          228,790         $   11,666,002
---------------------------------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                                             466,880             18,395,072
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,061,074
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings^*                                                             365,200         $   18,950,228
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 11.5%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.*                                                                     743,300         $   31,523,353
---------------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                    277,230             17,983,910
---------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.^*                                                                                    1,284,274             35,330,378
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                       494,190             27,491,790
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                            319,700             20,614,256
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                                   423,380             27,037,047
---------------------------------------------------------------------------------------------------------------------------------
ResMed, Inc.*                                                                                      291,420             11,889,936
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                            517,180             24,705,689
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                                   542,130             11,086,559
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  207,662,918
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                 105,860         $    3,787,680
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                 101,400              3,628,101
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,415,781
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                         733,170         $   19,216,386
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                                                         1,490,030             33,510,775
---------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                                           143,100              8,747,703
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   61,474,864
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                    400,480         $   14,677,592
---------------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                          230,220             10,903,219
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                               430,910             19,546,078
---------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.^*                                                                     508,990             30,854,974
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.^                                                                         887,900             33,553,741
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  109,535,604
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.^*                                                               219,990         $    6,852,689
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                                                    256,480         $   25,648,000
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                               623,970             18,669,182
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                                  856,060             27,316,875
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   71,634,057
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                         775,909         $   28,429,306
---------------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.*                                                              615,560             19,716,387
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   48,145,693
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                      343,140         $   17,843,280
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.*                                                                                 372,380         $    9,261,090
---------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                                           575,010             24,529,927
---------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.*                                                                                 261,690             11,543,146
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                   1,094,180             26,063,368
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.^                                                                                    717,210             16,072,676
---------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.*                                                                            410,550             12,669,573
---------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                                                             111,100              4,820,629
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  104,960,409
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                                                      2,415,770         $   65,926,363
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                                                      165,780         $   11,772,038
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $1,806,174,013
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.03%, due 12/01/05<                                         $  18,169,000         $   18,169,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 13.1%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               236,788,570         $  236,788,570
---------------------------------------------------------------------------------------------------------------------------------
Total Investments~                                                                                                 $2,061,131,583
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (14.3)%                                                                             (258,103,779)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $1,803,027,804
---------------------------------------------------------------------------------------------------------------------------------

  ~ As of November 30, 2005, the fund had one security representing $3,628,101 and 0.2% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
### All or a portion of the security has been segregated as collateral.
  < The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR    American Depository Receipt

See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MID CAP GROWTH FUND
SUPPLEMENTAL SCHEDULE (UNAUDITED) 11/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,829,778,343
                                                                ==============
Gross unrealized appreciation                                   $  314,433,437
Gross unrealized depreciation                                     (83,080,197)
                                                                --------------
      Net unrealized appreciation (depreciation)                $  231,353,240
                                                                ==============

Aggregate cost includes prior fiscal year end tax adjustments.


(C)2006 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) MUNICIPAL BOND FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Municipal Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

ISSUER                                                                                          SHARES/PAR                $ VALUE
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
MUNICIPAL BONDS - 97.8%
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AIRPORT & PORT REVENUE - 2.2%
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Chicago, IL, O'Hare International Airport Rev. (2nd Lien Passenger Facility D),
AMBAC, 5.5%, 2019                                                                            $   1,845,000         $    1,974,537
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Chicago, IL, O'Hare International Airport Rev. (3rd Lien Passenger Facility B),
FSA, 5.75%, 2022                                                                                 1,125,000              1,233,619
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Chicago, IL, O'Hare International Airport Rev., RITES, FSA, 8.166%, 2022+(++)                    2,500,000              2,982,750
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Chicago, IL, O'Hare International Airport Rev., RITES, XLCA, 8.666%, 2029+(++)                   3,000,000              3,607,560
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Denver, CO, City & County Airport Rev., RITES, AMBAC, 8.65%, 2017+(++)                           2,500,000              2,958,500
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Massachusetts Port Authority Rev., 6.125%, 2010(++++)                                            1,500,000              1,661,820
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Massachusetts Port Authority Rev., ETM, 13%, 2013(++++)                                          2,955,000              4,076,381
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New York City, NY, City Industrial Development Agency, Special Facilities Rev
(Terminal One Group), 5.5%, 2024                                                                   680,000                713,762
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Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara
International Airport), MBIA, 5.875%, 2013                                                       1,485,000              1,600,578
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Port of Seattle, WA, Rev. "A", FGIC, 5.5%, 2006(++++)                                            4,000,000              4,107,000
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                                                                                                                   $   24,916,507
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 12.4%
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Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011(++++)                     $   2,750,000         $    3,059,458
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Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 0% to 2006,
5.7% to 2025                                                                                     2,355,000              2,547,050
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Chicago, IL, FGIC, 6.125%, 2010(++++)                                                            3,785,000              4,237,005
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Chicago, IL, RITES, AMBAC, 7.735%, 2018+(++)                                                     5,900,000              7,412,288
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Commonwealth of Massachusetts, ETM, 6.5%, 2008(++++)                                             6,300,000              6,744,024
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Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009(++++)                                         7,000,000              7,565,110
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Commonwealth of Massachusetts, ROLs, 7.589%, 2011(++++), +(++)                                   2,870,000              3,369,380
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Commonwealth of Puerto Rico, ROLs, XLCA, 7.783%, 2017+(++)                                       1,150,000              1,439,754
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Cranston, RI, FGIC, 6.375%, 2009(++++)                                                             830,000                928,330
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Delaware County, OH, 6.25%, 2010(++++)                                                           1,000,000              1,132,800
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Detroit/Wayne County, MI, Stadium Authority, FGIC, 5.5%, 2017                                    6,000,000              6,258,120
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Houston County, AL, AMBAC, 6.25%, 2009(++++)                                                     3,315,000              3,714,756
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Interlocken Metropolitan District, CO, Improvement, "C", XLCA, 0%, 2027                          1,860,000                531,030
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New York City, NY, "J", 5%, 2030                                                                 1,180,000              1,204,426
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New York City, NY, "B", 7.5%, 2007                                                                 955,000                960,892
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New York City, NY, FGIC, 5.75%, 2006(++++)                                                       9,500,000              9,680,690
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New York City, NY, FGIC, 5.75%, 2006(++++)                                                       8,935,000              9,104,944
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New York City, NY, FGIC, 5.75%, 2007(++++)                                                       8,500,000              8,973,110
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New York City, NY, FGIC, 5.75%, 2015                                                             2,150,000              2,190,893
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New York City, NY, Urban Development Corp., 5.5%, 2016                                          14,690,000             15,164,781
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Pittsfield, MA, MBIA, 5.5%, 2017                                                                   100,000                110,011
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San Antonio, TX, 5%, 2020                                                                        2,990,000              3,082,481
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Schaumburg, IL, "B", FGIC, 5.25%, 2034                                                           2,000,000              2,109,880
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Southlake, TX, AMBAC, 0%, 2009(++++)                                                             1,835,000                915,261
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Southlake, TX, AMBAC, 0%, 2009(++++)                                                             3,150,000              1,281,452
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State of California, 5.5%, 2013                                                                  5,000,000              5,518,400
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State of California, 5.1%, 2034                                                                  5,000,000              5,066,500
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State of California, RITES, 7.67%, 2012+(++)                                                     5,825,000              6,761,893
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State of California, RITES, XLCA, 8.216%, 2017+(++)                                              6,875,000              8,266,775
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State of Illinois, MBIA, 5.5%, 2025                                                                390,000                411,875
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State of Washington, 6.75%, 2010                                                                 3,880,000              4,350,760
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State of Washington, 6%, 2012                                                                    4,360,000              4,909,709
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                                                                                                                   $  139,003,838
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GENERAL OBLIGATIONS - IMPROVEMENT - 2.9%
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Birmingham, AL, "B", 5.75%, 2019                                                             $   1,000,000         $    1,087,310
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District of Columbia, MBIA, 6.5%, 2010                                                           3,095,000              3,465,317
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District of Columbia, MBIA, ETM, 6.5%, 2010(++++)                                                2,905,000              3,266,673
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Massachusetts Bay Transportation Authority, General Transportation Systems, "A", XLCA,          10,185,000             12,767,203
7%, 2021
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Massachusetts Bay Transportation Authority, General Transportation Systems, "C", XLCA,          10,200,000             11,664,924
6.1%, 2013
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                                                                                                                   $   32,251,427
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GENERAL OBLIGATIONS - SCHOOLS - 9.0%
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Chicago, IL, Board of Education, AMBAC, 5.4%, 2017                                           $   3,000,000         $    3,165,780
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Chicago, IL, Board of Education, MBIA, 6.25%, 2009                                               5,160,000              5,579,147
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Chicago, IL, Board of Education, MBIA, 6.25%, 2015                                              20,295,000             23,169,990
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Chicago, IL, Board of Education, RITES, FGIC, 7.206%, 2019+(++)                                  5,000,000              6,124,700
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Clark County, NV, School District, "A", MBIA, 7%, 2010                                           4,000,000              4,555,520
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Ferris, TX, Independent School District, PSF, 5.5%, 2034                                         2,360,000              2,531,572
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Florida Board of Education, Capital Outlay, 9.125%, 2014                                         1,735,000              2,168,403
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Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014(++++)                                265,000                359,083
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Forsyth County, GA, School District, 6%, 2010(++++)                                                865,000                963,247
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Gilroy, CA, Unified School District, FGIC, 5%, 2027                                              1,000,000              1,039,240
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Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028                       1,000,000              1,036,760
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Highland Park, TX, Independent School District, 5.125%, 2009(++++)                               2,525,000              2,655,669
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Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011(++++)                                         1,245,000              1,408,145
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Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011(++++)                                           1,345,000              1,528,983
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Knox County, KY, XLCA, 5.625%, 2035                                                              1,150,000              1,255,444
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Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026                  1,765,000                572,178
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Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2027                  1,570,000                476,668
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Lane County, OR, School District, 6.25%, 2010(++++)                                              1,150,000              1,277,282
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Lane County, OR, School District, 6.25%, 2010(++++)                                              1,000,000              1,110,680
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Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2026                                                                         3,280,000              1,114,118
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Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2031                                                                         3,320,000                831,361
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Leander, TX, Independent School District, PSF, 0%, 2018                                          4,885,000              2,410,357
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Lewisville, TX, Independent School District, PSF, 5%, 2018                                       8,500,000              8,839,065
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Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                           785,000                897,098
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Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                           785,000                896,525
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Marshall, MI, Public School District, 5.5%, 2011(++++)                                             500,000                548,070
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Massachusetts State School Building Authority, Sales Tax Rev., "A", FSA, 5%, 2026                5,000,000              5,226,350
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Rancho Santiago, CA, Community College District, Election of 2002, MBIA, 5%, 2013(++++)          2,200,000              2,400,090
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Rockwall, TX, Independent School District, PSF, 0%, 2014                                         2,000,000              1,321,460
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San Marcos, TX, Independent School District, PSF, 5.625%, 2025                                   2,000,000              2,220,240
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San Marcos, TX, Independent School District, PSF, 5.625%, 2026                                   2,000,000              2,215,620
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San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028                     2,500,000              2,582,675
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Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028                                     1,900,000              2,007,293
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Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031                                     2,000,000              2,101,720
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Wylie, TX, Independent School District, PSF, 5.25%, 2029                                         3,955,000              4,159,553
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                                                                                                                   $  100,750,086
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HEALTHCARE REVENUE - HOSPITALS - 14.5%
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Akron Bath Copley, OH, Hospital Rev. (Children's Hospital), FSA, 5.25%, 2025                 $   1,000,000         $    1,053,700
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Baxter County, AR, Hospital Rev., 5.375%, 2014                                                   1,000,000              1,036,000
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Baxter County, AR, Hospital Rev., 5.6%, 2021                                                     1,750,000              1,811,180
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Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
6.625%, 2011(++++)                                                                               1,250,000              1,460,813
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Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                                       2,440,000              2,445,612
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District of Columbia, Hospital Rev. (Medlantic Healthcare), MBIA, ETM, 5.25%, 2007(++++)     $   6,750,000         $    6,957,158
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Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.),
5.25%, 2018                                                                                      1,000,000              1,035,830
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Elkhart County, IN, Hospital Authority Rev. (Elkhart General Hospital, Inc.),
5.25%, 2020                                                                                      4,345,000              4,419,647
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Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA,
5.25%, 2034                                                                                      5,000,000              5,250,000
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Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System,
Inc.), 5.5%, 2031                                                                                1,555,000              1,605,055
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Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                          1,500,000              1,535,760
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Harris County, TX, Health Facilities Development Corp. "A" (Texas Children's Hospital),
5.375%, 2015                                                                                     4,300,000              4,511,560
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Harris County, TX, Health Facilities Development Corp. Hospital Rev. (Memorial Herman
Healthcare), 6.375%, 2011(++++)                                                                  2,000,000              2,285,260
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Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
6%, 2031                                                                                         1,000,000              1,078,610
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Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                         2,595,000              2,705,807
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Illinois Development Finance Authority Rev. "A" (Provena Health), MBIA, 5.25%, 2012              1,600,000              1,672,816
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Illinois Educational Facilities Authority Rev. (Centegra Health Systems), 5.25%, 2024            5,500,000              5,515,510
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Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010(++++)     1,800,000              2,034,792
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Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015                  6,500,000              6,964,815
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Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024               2,650,000              2,764,056
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Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates),
6%, 2024                                                                                         1,165,000              1,258,247
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Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2022                1,975,000              2,038,733
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Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                       2,400,000              2,467,320
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Illinois Health Facilities Authority Rev., "A", (Advocate Health) MBIA, 5.7%, 2011                 660,000                694,412
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Indiana Health Facilities Financing Authority Hospital Rev. (Deaconess Hospital) "A",
AMBAC, 5.375%, 2034                                                                              2,075,000              2,194,292
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Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center),
6.125%, 2016                                                                                     2,195,000              2,371,873
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Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton Healthcare,
Inc.), 6.5%, 2020                                                                                4,750,000              5,184,863
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Marion County, FL, Hospital District Rev. (Monroe Hospital), 5.625%, 2019                        2,610,000              2,729,199
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Marshall County, AL, Health Care "A", 5.75%, 2015                                                1,000,000              1,073,370
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Martin County, FL, Health Facilities (Martin Memorial Medical Center) "B", 5.875%, 2032          2,200,000              2,313,080
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Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
5.5%, 2033                                                                                       1,115,000              1,145,919
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Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
Medical System), 6.75%, 2010(++++)                                                               1,000,000              1,143,350
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Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
5.7%, 2015                                                                                       2,500,000              2,568,475
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Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
Systems), 5.75%, 2021                                                                            1,500,000              1,642,725
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Michigan Hospital Finance Authority Rev. "A" (Crittenton), 5.625%, 2027                          1,000,000              1,049,240
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Michigan Hospital Finance Authority Rev. (Mercy Mount Clement), MBIA, 5.75%, 2017                2,900,000              3,117,065
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Michigan Hospital Finance Authority Rev. (Sisters of Mercy Health System), MBIA, ETM,
5.375%, 2014(++++)                                                                                 515,000                537,624
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Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043                       750,000                790,118
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"A-2", MBIA, 0% to 2007, 5% to 2022                                                              4,620,000              4,272,484
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"A-2", MBIA, 0% to 2007, 5% to 2024                                                              6,910,000              6,350,705
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Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032           1,335,000              1,390,296
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New Hampshire Health & Education Facilities Rev. (Exeter Hospital), 6%, 2016                     1,000,000              1,104,260
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North Central, TX, Health Facilities Development Corp. Rev. (Texas Health Resources
System), MBIA, 5%, 2017                                                                          5,000,000              5,144,300
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North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
System, Inc.), 6%, 2023                                                                          4,000,000              4,296,200
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Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health Systems),
5.625%, 2032                                                                                     1,490,000              1,579,787
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Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional
Healthcare), 5.75%, 2032                                                                         2,230,000              2,383,156
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Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA,
8.7%, 2023                                                                                       1,550,000              1,782,996
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Pennsylvania Higher Educational Facilities Authority, Health Services Rev. (Allegheny
Delaware Valley), MBIA, 5.3%, 2006                                                               1,975,000              2,012,308
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Pennsylvania Higher Educational Facilities Authority, Health Services Rev. (Allegheny
Delaware Valley), MBIA, 5.875%, 2016                                                             5,000,000              5,207,950
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Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan Obligated
Group), 6.375%, 2021                                                                             2,000,000              2,223,060
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Richland County, OH, Hospital Facilities Rev. (Medcentral Health Systems), 6.375%, 2022          1,000,000              1,083,810
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Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016                770,000                768,375
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Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist
Healthcare), 6.375%, 2012(++++)                                                                  1,255,000              1,455,147
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Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6.375%, 2012(++++)                                                                    745,000                863,813
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South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health Systems,
Inc.), "A", 5.625%, 2030                                                                         2,055,000              2,123,432
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South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                   970,000                993,988
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Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                                 1,200,000              1,321,572
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Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020           2,000,000              2,123,660
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Tarrant County, TX, Health Facilities Development Corp. (Texas Health Resources), MBIA,
5.25%, 2018                                                                                      8,605,000              9,032,582
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West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026              1,250,000              1,331,700
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Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019                    1,595,000              1,775,171
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Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                    2,465,000              2,736,594
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Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.),
6%, 2017                                                                                           520,000                555,407
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Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.),
6%, 2021                                                                                           650,000                685,438
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Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
6.875%, 2030                                                                                     2,000,000              2,287,960
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Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services),
5.75%, 2025                                                                                      3,000,000              3,175,170
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                                                                                                                   $  162,525,207
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HEALTHCARE REVENUE - LONG TERM CARE - 0.2%
---------------------------------------------------------------------------------------------------------- ----------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Buckner Retirement Facility),
5.25%, 2019                                                                                  $   2,500,000         $    2,537,925
---------------------------------------------------------------------------------------------------------- ----------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.3%
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Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033                  $   3,500,000         $    3,758,895
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INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.5%
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California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
Management, Inc.), "B", 5%, 2027                                                             $     920,000         $      896,301
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California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
Mangement, Inc.), "A-2", 5.4%, 2025                                                                785,000                813,189
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Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.),
5.7%, 2018                                                                                       1,730,000              1,856,048
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Nevada Department of Business Rev. (Republic Services, Inc.), 5.625%, 2026                       1,500,000              1,592,025
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                                                                                                                   $    5,157,563
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INDUSTRIAL REVENUE - OTHER - 1.3%
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Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010            $     670,000         $      681,008
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Massachusetts Development Finance Agency, Resource Recovery Rev. (Flour Corp.),
5.625%, 2019                                                                                     8,650,000              9,058,626
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Shelby County, TN (FedEx Corp.), 5.05%, 2012                                                     1,400,000              1,479,226
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Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026              3,640,000              3,775,626
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                                                                                                                   $   14,994,486
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INDUSTRIAL REVENUE - PAPER - 0.5%
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Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead
Westvaco Escanaba), "A", 6.25%, 2012(++++)                                                   $   1,500,000         $    1,724,115
---------------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement (International Paper Co.), 5.7%, 2014           1,400,000              1,492,428
---------------------------------------------------------------------------------------------------------------------------------
Jay, ME, Solid Waste Disposal Rev., "A" (International Paper Co.), 5.125%, 2018                  1,500,000              1,511,580
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Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.),
6.2%, 2025                                                                                       1,250,000              1,350,663
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                                                                                                                   $    6,078,786
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MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.1%
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Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                             $   5,835,000         $    1,328,454
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MISCELLANEOUS REVENUE - OTHER - 1.1%
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Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013+                                $   2,675,000         $    2,661,839
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Kentucky Property & Buildings Commission Rev., 5.85%, 2010(++++)                                 4,000,000              4,370,120
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Kentucky Property & Buildings Commission Rev., 5.9%, 2010(++++)                                  4,500,000              4,925,025
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,956,984
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MULTI-FAMILY HOUSING REVENUE - 0.6%
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Bay County, FL, Housing Finance Authority, Mulit-family Rev. (Andrews Place II
Apartments), FSA, 5.1%, 2046                                                                 $     995,000         $    1,000,015
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Bay County, FL, Housing Finance Authority, Multi-family Rev. (Andrews Place II
Apartments), FSA, 5%, 2035                                                                         395,000                397,003
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments),
5.25%, 2025                                                                                      3,500,000              3,623,865
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Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apts II), FNMA, 5.25%, 2039               1,145,000              1,145,137
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Newark, NJ, Housing Authority Port Authority (Newark Marine Terminal), MBIA, 5.5%, 2028            785,000                854,229
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                                                                                                                   $    7,020,249
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PARKING - 0.1%
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Rail Connections, Inc., MA Rev., 0%, 2009(++++)                                              $     375,000         $      230,831
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Rail Connections, Inc., MA Rev., 0%, 2009(++++)                                                    450,000                259,182
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Rail Connections, Inc., MA Rev., 0%, 2009(++++)                                                    975,000                525,086
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                                                                                                                   $    1,015,099
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SALES & EXCISE TAX REVENUE - 2.2%
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Illinois Sales Tax Rev., 0%, 2009                                                            $   8,965,000         $    7,804,122
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Illinois Sales Tax Rev., 6.5%, 2022                                                              5,000,000              6,048,500
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018                              4,580,000              5,300,892
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Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042                       2,340,000              2,447,944
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Metropolitan Pier & Expo, IL, McCormick Place, MBIA, 0%, 2032                                    4,000,000              1,084,800
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Wyandotte County-Kansas City, KS, Sales Tax 2nd Lien Area B, 5%, 2020                            2,165,000              2,217,826
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                                                                                                                   $   24,904,084
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SINGLE FAMILY HOUSING - LOCAL - 2.1%
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Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev. "A", GNMA,
6.05%, 2032                                                                                  $   1,890,000         $    2,006,046
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                           475,000                485,792
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                             70,000                 70,000
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Chicago, IL, Single Family Mortgage Rev., "B", GNMA, 6%, 2033                                      695,000                719,026
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                    50,000                 49,948
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7%, 2032                                      110,000                113,700
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031                                           95,000                 97,790
---------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                 320,000                329,667
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                              510,000                528,528
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 7.5%, 2026                                200,000                205,340
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                               675,000                707,569
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                                105,000                106,549
---------------------------------------------------------------------------------------------------------------------------------
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030                                        1,645,000              1,707,066
---------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated
Series 3, GNMA, 6.5%, 2023                                                                         150,000                156,668
---------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated Series 3,
GNMA, 5.3%, 2028                                                                                 1,215,000              1,238,255
---------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated Series 3,
GNMA, 5.4%, 2029                                                                                   430,000                440,952
---------------------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev. "B", GNMA, 6.2%, 2034                             605,000                621,922
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                   455,000                468,186
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                405,000                419,560
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA,
5.8%, 2036                                                                                       2,255,000              2,451,456
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 6.875%, 2026             410,000                416,486
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035               1,510,000              1,635,541
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037               510,000                551,570
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.8%, 2027             1,135,000              1,212,566
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.7%, 2036             2,345,000              2,526,738
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-6", GNMA, 5.65%, 2036            1,680,000              1,795,987
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B", GNMA, 5.45%, 2027              1,310,000              1,385,653
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033            1,160,000              1,214,172
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,662,733
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Mortgage Backed Securities Program, "B", GNMA, 4.45%, 2034       $   1,270,000         $    1,273,010
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                            13,980,000              6,016,852
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                            1,900,000                595,726
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.05%, 2016                                             325,000                338,783
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                             170,000                173,563
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                              365,000                378,293
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.25%, 2031                                             335,000                349,047
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                        80,000                 80,542
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                       24,000                 24,125
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                      129,000                131,717
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                                        180,000                183,775
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                       725,000                749,114
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                  650,000                675,929
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 8.4%, 2021                                       140,000                146,045
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA, 7.55%, 2031            495,000                515,998
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                    745,000                756,302
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033                1,165,000              1,209,317
---------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance "B", 4.8%, 2023               1,265,000              1,277,283
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.1%, 2034                           3,135,000              3,268,582
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55%, 2027                            266,000                270,655
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), "B", GNMA, 6.7%, 2030                                                         965,000                998,572
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev. (Home Loan
Program), GNMA, 7.45%, 2031                                                                        145,000                148,889
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev. (Home Loan
Program), GNMA, 6.85%, 2032                                                                        325,000                339,060
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev. (Home Loan
Program), GNMA, 6.75%, 2034                                                                        400,000                412,412
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.85%, 2030                                          755,000                763,788
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                    390,000                394,727
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                      310,000                315,809
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.8%, 2031                                       775,000                807,705
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                               655,000                688,320
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                                       310,000                318,085
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                                    1,470,000              1,536,694
---------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                         1,495,000              1,503,626
---------------------------------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, "C",
GNMA, 5.9%, 2035                                                                                 1,565,000              1,663,783
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.8%, 2016                                                   225,000                226,103
---------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                   5,495,000              5,818,546
---------------------------------------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                            2,030,000              2,061,810
---------------------------------------------------------------------------------------------------------------------------------
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023                  615,000                622,528
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,035,115
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                                $     500,000         $      501,935
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev          1,250,000              1,302,450
(American Ref-Fuel Co.), "A", 6.2%, 2019
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates), 6.7%, 2014           2,400,000              2,544,168
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,348,553
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), 5.75%, 2013                             $   5,000,000         $    5,471,500
---------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, California Recovery Certificates, MBIA, 6%, 2006(++++)                        5,000,000              5,181,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,653,250
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 8.5%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2015                                       $   1,610,000         $    1,766,766
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2016                                           1,705,000              1,871,016
---------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 7.775%, 2018(++)                 16,250,000             19,324,825
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA (Criminal Justice Center), 6.25%, 2010(++++)                                  1,000,000              1,122,760
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", FSA, 0% to
2010, 4.55% to 2022                                                                              3,415,000              2,708,641
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1", AMBAC,
0% to 2010, 4.6% to 2023,                                                                          995,000                787,652
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.375%, 2010(++++)                                                                          4,000,000              4,315,920
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "B",
5.5%, 2013(++++)                                                                                 3,925,000              4,345,564
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. "B", 6%, 2007                                                  1,495,000              1,536,486
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services Facilities, 5.75%, 2007(++++)             10,000                 10,489
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services Facilities, ETM, 6%, 2007(++++)            5,000                  5,163
---------------------------------------------------------------------------------------------------------------------------------
Palm Springs, CA, Finance Lease Rev. (Convention Center), "A", MBIA, 5.5%, 2035                  7,000,000              7,662,410
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Authority Rev., FGIC, ETM, 6.7%, 2016(++++)                      26,195,000             30,689,276
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017                                          5,000,000              5,216,100
---------------------------------------------------------------------------------------------------------------------------------
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department
of Transportation), 5.5%, 2014                                                                  10,000,000             10,317,000
---------------------------------------------------------------------------------------------------------------------------------
State of New York Dormitory Authority Rev., Supported Debt (Mental Health),
"A", 5.75%, 2010                                                                                   605,000                631,632
---------------------------------------------------------------------------------------------------------------------------------
West Valley City, Utah Municipal Building Lease Rev. "A", AMBAC, 5.5%, 2027                      2,000,000              2,150,680
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   94,462,380
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                                  $   2,500,000         $    2,660,825
---------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                     2,800,000              2,980,936
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,641,761
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011                               $   3,640,000         $    3,994,318
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                           910,000                947,292
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                        1,640,000              1,722,476
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                           730,000                751,608
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                        1,095,000              1,146,191
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                    2,000,000              2,075,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,637,225
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                 $   2,105,000         $    2,206,082
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                       10,000,000                614,400
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                            1,005,000              1,054,134
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement "A-1", 6.25%, 2033            2,800,000              3,036,544
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
5.3%, 2011(++++)                                                                                 3,000,000              3,234,120
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0% to
2007, 5.6% to 2034                                                                               2,455,000              2,205,695
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                               1,235,000              1,276,014
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                             2,345,000              2,403,226
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                        1,500,000              1,575,105
---------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                155,000                165,982
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,771,302
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital Appreciation "B", MBIA, 0%, 2010(++++)          $   5,000,000         $    2,728,700
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Toll Road Subordinated Lien, 5%, 2024                                         3,860,000              3,919,174
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., RITES, MBIA, 7.495%, 2020+(++)                               5,000,000              5,729,200
---------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B",
AMBAC, 0%, 2018                                                                                  1,250,000                667,613
---------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B", AMBAC,
0%, 2019                                                                                         2,000,000              1,001,220
---------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "C", FSA, 0%
to 2011, 5.35% to 2016                                                                           1,000,000                839,660
---------------------------------------------------------------------------------------------------------------------------------
Texas Turnpike Authority, Dallas Thruway Rev. (President George Bush Highway), AMBAC,
5%, 2006(++++)                                                                                   2,885,000              2,946,393
---------------------------------------------------------------------------------------------------------------------------------
Texas Turnpike Authority, Dallas Thruway Rev. (President George Bush Highway),
AMBAC, 5%, 2016                                                                                  1,615,000              1,649,109
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,481,069
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Transpotation Authority, ETM, 9.2%, 2015(++++)                             $   2,000,000         $    2,638,860
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev. "A", FSA, 5%, 2030                               2,750,000              2,834,453
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030                                 5,000,000              5,146,450
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013(++++)                          5,600,000              6,126,288
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Transportation Project Sublease "A",
FSA, 6%, 2009(++++)                                                                              1,325,000              1,434,856
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev., ROLs, FSA, 7.853%, 2011+(++)                7,500,000              8,946,600
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev., Transportation Systems "B",
5.25%, 2007(++++)                                                                                8,500,000              8,917,010
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev., 5.25%, 2013                                    2,420,000              2,524,229
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   38,568,746
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA,
5.125%, 2034                                                                                 $   2,400,000         $    2,504,712
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032                        3,500,000              3,659,670
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (University of Chicago), "A", 5%, 2034                             785,000                806,446
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Community College "B", FSA, 5%, 2027                                            5,000,000              5,196,200
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                4,975,000              5,907,265
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy),
6.625%, 2010(++++)                                                                                 350,000                395,056
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev., RITES (Harvard
University), 9.204%, 2020+(++)                                                                   8,410,000             12,276,245
---------------------------------------------------------------------------------------------------------------------------------
Ohio State University, 6%, 2009(++++)                                                              500,000                551,100
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon, Facilities Authority Rev. (Linfield College), "A", 5%, 2030                       605,000                607,759
---------------------------------------------------------------------------------------------------------------------------------
State of Rhode Island, Health & Educational Building Corp., (Rhode Island School of
Design), "D", XLCA, 5.5%, 2035                                                                   9,140,000              9,893,593
---------------------------------------------------------------------------------------------------------------------------------
Texas A&M University, Permanent University Fund, "A", 0%, 2007                                   6,695,000              6,335,612
---------------------------------------------------------------------------------------------------------------------------------
University of Akron, OH, General Receipts, FGIC, 6%, 2010(++++)                                  1,000,000              1,105,180
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                         810,000                834,616
---------------------------------------------------------------------------------------------------------------------------------
University of Hawaii, University Systems Rev. "A", FGIC, 5.5%, 2029                              3,500,000              3,766,210
---------------------------------------------------------------------------------------------------------------------------------
University of New Mexico, MBIA, 5.75%, 2010(++++)                                                  500,000                546,790
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   54,386,454
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.),
"A", 6%, 2021                                                                                $   1,000,000         $    1,065,500
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander Dawson School), 5.5%, 2020            $   6,000,000         $    6,287,760
---------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority (Waynflete School), 6.5%, 2024                                           1,500,000              1,614,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,902,060
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022               $   4,880,000         $    4,944,855
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev. (PPL
Electric Utility Corp.), "A", FGIC, 4.7%, 2029                                                   1,180,000              1,178,242
---------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund, Limited Obligation Rev. (Detroit Edison), MBIA, 7%, 2008                3,000,000              3,266,730
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (CT Light &
Power), 5.9%, 2016                                                                               3,500,000              3,596,985
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (CT Light &
Power), 5.9%, 2018                                                                               1,000,000              1,067,500
---------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution (TXU Electric Co.), 5.75%, 2030                            1,500,000              1,596,480
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,650,792
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 18.3%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012                                         $   2,500,000         $    2,938,050
---------------------------------------------------------------------------------------------------------------------------------
California State Department Water Resources Power Supply Rev. "A", 5.75%, 2017                   2,750,000              3,119,160
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014(++++)                           145,000                171,287
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017                               8,000,000              9,519,520
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC, ETM, 6.5%, 2017(++++)                      365,000                431,207
---------------------------------------------------------------------------------------------------------------------------------
Hawaii State Department Budget & Finance Rev., "B" (Electric Co. & Subsidiary), XLCA,
5%, 2022                                                                                         4,000,000              4,103,240
---------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", 6.15%, 2014                                                16,380,000             16,964,438
---------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", AMBAC, 6%, 2009(++++)                                       9,000,000              9,786,960
---------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", ETM, 6.15%, 2014(++++)                                     28,220,000             29,886,673
---------------------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "B", MBIA, 6%, 2016                                             10,000,000             10,348,400
---------------------------------------------------------------------------------------------------------------------------------
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013           4,000,000              4,663,480
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 5.7%, 2013                                     7,000,000              7,300,650
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 5.625%, 2014                                   7,735,000              8,061,185
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power "A", MBIA, 6.5%, 2018                                     9,250,000             11,189,448
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                       1,500,000              1,651,305
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., ROLs, MBIA,
7.336%, 2019+(++)                                                                                3,500,000              3,989,650
---------------------------------------------------------------------------------------------------------------------------------
Northern California Transmission Agency, MBIA, 7%, 2013                                          4,000,000              4,711,000
---------------------------------------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                          4,150,000              5,040,673
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 7.24%, 2015+(++)                               2,500,000              2,729,550
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 7.24%, 2016+(++)                               3,000,000              3,275,460
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                                  8,500,000              8,774,720
---------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority Rev. (Magnolia Power), AMBAC, 5%, 2036                4,200,000              4,322,472
---------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), FSA, 5.125%, 2014               8,000,000              8,350,960
---------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), MBIA, 5.75%, 2010              13,100,000             13,534,134
---------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #1), MBIA, 5.75%, 2011               7,500,000              7,748,550
---------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #2), MBIA, 5.7%, 2012               15,000,000             15,492,900
---------------------------------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016                    5,145,000              6,433,925
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  204,538,997
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2039                                            $   1,570,000         $    1,666,602
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010(++++)                              1,000,000              1,118,400
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010(++++)                              1,055,000              1,179,912
---------------------------------------------------------------------------------------------------------------------------------
Narragansett, RI, Bay Commission Wastewater Systems Rev., "A", MBIA, 5%, 2028                    3,085,000              3,199,639
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                              920,000                974,795
---------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                             1,730,000              1,828,195
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,967,543
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                              $1,093,973,070
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "B", 3.08%, due 12/01/05                                                          $     600,000         $      600,000
---------------------------------------------------------------------------------------------------------------------------------
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power
Corp.), "A", 2.98%, due 12/07/05                                                                   300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical
---------------------------------------------------------------------------------------------------------------------------------
Center), 3%, due 12/01/05                                                                          200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of Chicago Hospital),
3%, due 12/01/05                                                                                   100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
3.08%, due 12/01/05                                                                                300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority Rev., Medical Research
Facilities (Stowers Institute), 3.08%, due 12/01/05                                                200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, 2.94%, due 12/01/05                                                             100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program),
3%, due 12/01/05                                                                                   400,000                400,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                   $    2,200,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $1,096,173,070
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.0%                                                                                  22,195,409
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                $1,118,368,479
---------------------------------------------------------------------------------------------------------------------------------

(++++) Refunded bond.
  (++) Inverse floating rate security.
     + Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                               ACQUISITION    ACQUISITION       CURRENT MARKET    TOTAL % OF
SECURITY                                                           DATE          COST                VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, FGIC,
7.206%, 2019                                                    02/9/2000    $  3,984,600      $   6,124,700

Chicago, IL, O'Hare International Airport
Rev., RITES, FSA, 8.166%, 2022                                   08/21/03       2,665,850         2,982,750

Chicago, IL, O'Hare International Airport Rev., RITES,
XLCA, 8.666%, 2029                                               08/21/03       3,278,220         3,607,560

Chicago, IL, RITES, AMBAC, 7.735%, 2018                          03/20/00       5,699,046         7,412,288

Commonwealth of Massachusetts, ROLs, 7.589%, 2011                08/28/01       3,194,941         3,369,380

Commonwealth of Puerto Rico, ROLs, XLCA, 7.783%, 2017            10/22/01       1,392,374         1,439,754

Denver, CO, City & County Airport Rev., RITES,
AMBAC, 8.65%, 2017                                               08/28/00       2,683,700         2,958,500

Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013     12/17/03       2,677,102         2,661,839

Massachusetts Health & Educational Facilities Authority
Rev., RITES (Harvard University), 9.204%, 2020                   11/08/99       9,595,810         12,276,245

New Jersey Transportation Trust Fund Authority Rev.,
ROLs, FSA, 7.853%, 2011                                          01/07/02       8,749,200         8,946,600

New Jersey Turnpike Authority Rev., RITES, MBIA,
7.495%, 2020                                                     04/19/00       4,637,900         5,729,200

North Carolina Municipal Power Agency, Catawba Electric
Rev., ROLs, MBIA, 7.336%, 2019                                   03/03/03       4,008,620         3,989,650

Puerto Rico Electric Power Authority, RITES, FSA, 7.24%, 2015    09/16/99       2,411,250         2,729,550

Puerto Rico Electric Power Authority, RITES, FSA, 7.24%, 2016    09/16/99       2,854,200         3,275,460

State of California, RITES, 7.67%, 2012                          11/08/99       6,136,636         6,761,893

State of California, RITES, XLCA, 8.216%, 2017                   01/03/00       7,003,975         8,266,775
                                                                                               -----------------------------
Total Restricted Securities                                                                    $ 82,532,144           7.4%

The following abbreviations are used throughout the report and are defined:
BMA                Bond Market Assn.
ETM                Escrowed to Maturity
LIBOR              London Interbank Offered Rate

Insurers
-----------------------------------------------------------------------------------------------------------------------------
AMBAC              AMBAC Indemnity Corp.
FGIC               Financial Guaranty Insurance Co.
FHA                Federal Housing Administration
FNMA               Federal National Mortgage Assn.
FSA                Financial Security Assurance, Inc.
GNMA               Government National Mortgage Assn.
MBIA               MBIA Insurance Corp.
PSF                Permanent School Fund
XLCA               XL Capital Insurande Co.

Inverse Floaters
-----------------------------------------------------------------------------------------------------------------------------
RIBS               Residual Interest Bonds
RITES              Residual Interest Tax-Exempt Security
ROLS               Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $1,013,554,875
                                                               ==============
Gross unrealized appreciation                                      83,691,676
Gross unrealized depreciation                                      (1,073,481)
                                                               --------------
      Net unrealized appreciation (depreciation)               $   82,618,195
                                                               ==============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS

                             NOTIONAL PRINCIPAL                                                             UNREALIZED
                                 AMOUNT OF           CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION       CURRENCY        CONTRACT              BY THE FUND               RECEIVED BY THE FUND     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
12/01/2007         USD          $ 27,000,000      Fixed - 3 Year BMA Swap        Floating - 7 day BMA      $  313,315
                                                  Index - 2.795%                 Swap Index
-------------------------------------------------------------------------------------------------------------------------
12/07/2015         USD           15,000,000       Fixed - 10 Year LIBOR Swap     Floating - 3 month           874,843
                                                  Index - 4.303%                 LIBOR Swap Index
-------------------------------------------------------------------------------------------------------------------------
8/29/2016          USD           20,000,000       Fixed - 10 Year BMA Swap       Floating - 7 day BMA          25,239
                                                  Index - 3.927%                 Swap Index
-------------------------------------------------------------------------------------------------------------------------
8/30/2016          USD           25,000,000       Fixed - 10 Year BMA Swap       Floating - 7 day BMA              --
                                                  Index - 3.926%                 Swap Index
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $1,213,397
-------------------------------------------------------------------------------------------------------------------------

At November 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.


(C)2006 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: January 23, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: January 23, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 23, 2006
      ----------------


* Print name and title of each signing officer under his or her signature.